Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events

11.Subsequent events

In connection with preparing the condensed combined financial statements for the three and nine months ended September 30, 2022, management has evaluated subsequent events for potential recognition and disclosure through the date November 14, 2022, which is the date the condensed combined financial statements were available to be issued.

As discussed in Note 1 — Nature of Operations, on May 16, 2022, GREP entered into a business combination agreement with ENPC, a NYSE publicly traded special purpose acquisition company and Granite Ridge. The Business Combination closed on

October 24, 2022 as a result of which GREP and ENPC became wholly-owned subsidiaries of Granite Ridge. Granite Ridge’s common stock and warrants are listed on the NYSE. Refer to Note 1 for additional information.

On October 24, 2022, Granite Ridge entered into a senior secured revolving credit agreement (the “Credit Agreement”) among Granite Ridge, as borrower, Texas Capital Bank, as administrative agent, and the lenders from time to time party thereto. The Credit Agreement has a maturity date of five years from the effective date thereof.

The Credit Agreement provides for aggregate elected commitments of $150.0 million, an initial borrowing base of $325.0 million and an aggregate maximum revolving credit amount of $1,000.0 million. The borrowing base is scheduled to be redetermined semiannually on or about April 1 and October 1 of each calendar year, commencing April 1, 2023, and is subject to additional adjustments from time to time, including for asset sales, elimination or reduction of hedge positions and incurrence of other debt. Additionally, the borrower and each of the Required Lenders (as defined in the Credit Agreement) may request one unscheduled redetermination of the borrowing base between each scheduled redetermination. The amount of the borrowing base is determined by the lenders in their sole discretion and consistent with the oil and gas lending criteria of the lenders at the time of the relevant redetermination. The amount Granite Ridge is able to borrow under the Credit Agreement is subject to compliance with the financial covenants, satisfaction of various conditions precedent to borrowing and other provisions of the Credit Agreement. Granite Ridge does not have any borrowings or letters of credit outstanding under the Credit Agreement, resulting in availability of $150.0 million. The Credit Agreement is guaranteed by the restricted subsidiaries of Granite Ridge and is secured by a first priority mortgage and security interest in substantially all assets of the Company and its restricted subsidiaries.

In conjunction with the Credit Agreement, on October 24, 2022, all derivative contracts outstanding with GREP were novated to Granite Ridge.

Granite Ridge’s board of directors recently declared a dividend of $0.08 per share of Granite Ridge’s common stock. The dividend is payable on December 15, 2022 to stockholders of record on December 1, 2022. This dividend payout is aligned with Granite Ridge’s intent to pay a minimum dividend of $60 million per year to its shareholders, which would currently equate to $0.45 per share annually or an approximate five percent dividend yield. The initial common dividend was prorated to October 24, 2022, the effective date of Granite Ridge’s business combination, which equaled $0.08 per common share for the quarter.

12.Subsequent events

In connection with preparing the combined financial statements for the year ended December 31, 2021, management has evaluated subsequent events for potential recognition and disclosure through the date September 9, 2022, which is the date the combined financial statements were available to be issued.

Through September 9, 2022, the Partnership repaid approximately $35,000,000, and borrowed approximately $16,000,000 from the revolving credit facility.

Through September 9, 2022, the Partnership acquired oil and natural gas properties totaling approximately $35,734,000. Customary post close adjustments on prior period acquisitions resulted in approximately $755,000 being eliminated from the property accounts.

As discussed in Note 1 – Nature of operations, on May 16, 2022, GREP signed a business combination agreement with ENPC, a NYSE publicly traded special purpose acquisition company. Refer to Note 1 for additional information.

CIK 0001816261 Executive Network Partnering Corp [Member]
Subsequent Event [Line Items]
Subsequent Events

Note 10 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date of the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent event that would have required adjustment or disclosure in the unaudited condensed financial statements, except for the below.

On October 18, 2022, in connection with the Partnering Transaction, holders of 39,343,496 shares of Class A Common Stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.07 per share, for an aggregate redemption amount of approximately $396.1 million.

On October 20, 2022, the Company held a special meeting of its stockholders (the “Special Meeting”), at which holders of 30,908,389 shares of ENPC’s Class A common stock (“Class A Common Stock”), par value $0.0001 per share, 300,000 shares of ENPC’s Class B common stock (“Class B Common Stock”), par value $0.0001 per share, and 828,000 shares of ENPC’s Class F common stock (“Class F Common Stock”), par value $0.0001 per share, were present in person or by proxy, collectively representing 78.9% of the voting power of ENPC’s outstanding voting capital stock as of the date of the Special Meeting, and constituting a quorum for the transaction of business at the Special Meeting. The proposals listed below are described in more detail in the definitive proxy statement of ENPC which was filed with the Securities and Exchange Commission (the “SEC”) on September 29, 2022 (the “Proxy Statement”). The stockholders approved the Business Combination Proposal, each of the Charter Proposals and the Incentive Plan Proposal (each as defined in the Proxy Statement). As set forth in the Proxy Statement, the Adjournment Proposal (as defined in the Proxy Statement) would only be presented to stockholders, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the Special Meeting. As each of the other Proxy Statement proposals passed, there was no need to present the Adjournment Proposal to the stockholders.

NOTE 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that have occurred that would require adjustments to the disclosures in the financial statements.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.